SHARE-BASED COMPENSATION (Details 5) - 2014 Plan - USD ($)		12 Months Ended
	May 15, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Options outstanding (in shares)		509,000
Granted (in shares)	525,000		525,000
Cancelled and forfeited (in shares)		(8,000)	(16,000)
Options outstanding (in shares)		501,000	509,000
Vested and expected to vest (in shares)		474,914
Vested and exercisable (in shares)		125,250
Weighted Average Exercise Price (US$)
Options outstanding (in dollars per share)		$ 5.35
Granted (in dollars per share)	$ 5.35		5.35
Cancelled and forfeited (in dollars per share)		5.35	5.35
Options outstanding (in dollars per share)		5.35	$ 5.35
Vested and expected to vest		5.35
Vested and exercisable (in dollars per share)		$ 5.35
Weighted Average Contractual Term
Options outstanding, contractual term		8 years 4 months 17 days	9 years 4 months 17 days
Vested and expected to vest		8 years 4 months 17 days
Vested and exercisable, contractual term		8 years 4 months 17 days
Aggregate Intrinsic Value (US$)
Options outstanding, intrinsic value			$ 481,005
Vested and expected to vest
Vested and exercisable, intrinsic value
Weighted Average Grant-date Fair Value (US$)
Granted, fair value (in dollars per share)			$ 2.86